Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Retained earnings	$ 400,933	$ 547,937
Voyage revenues	529,879	529,182	$ 481,790
Accounts receivable, net	35,351	27,364
Capitalized voyage expenses	617	0
Total equity	1,506,777	1,508,138	1,417,450	$ 1,415,072
Net loss	$ (132,966)	$ (16,164)	$ 39,908
Net loss per share, basic and diluted | $ / shares	$ (1.53)	$ (0.19)	$ 0.47
Allowance for doubtful accounts receivable	$ 0	$ 0
Vessels depreciation method	straight-line basis
Vessels impairment charge	$ 65,965	8,922	$ 0
Segment Reporting Information, Description of Vessels	2 LNG carriers
Number of Reportable Segments	1
Number of vessels under sale and leaseback transactions	2
Cumulative adjustment of the adoption of ASC 606
Retained earnings		1,311
Balance without adoption of ASC 606
Voyage revenues	$ 531,256
Accounts receivable, net	36,728
Capitalized voyage expenses	0
Total equity	1,509,338
Net loss	$ (97,953)
Net loss per share, basic and diluted | $ / shares	$ (1.12)
First 15 years of vessel's life
Vessels dry-dock period	5 years
Remaining useful life of the vessels
Vessels dry-dock period	2 years 6 months
Voyage charters and contracts of affreightment
Voyage revenues	$ 184,779	196,590
Hire arrangements
Voyage revenues	345,100	$ 332,592
Effect of the adoption of ASC 842
Sale and leaseback agreements, Right-of-use assets	$ 29,000